Dated: February 24, 1997



                       U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549



                                     FORM 24F-2
                          Annual Notice of Securities Sold
                               Pursuant to Rule 24f-2


     1.   Name and address of Issuer:

               PC&J Performance Fund
               120 West Third Street
               Suite 300
               Dayton, Ohio 45402

     2. Name of each series or class of funds for which this notice is filed:

               01   PC&J Performance Fund

     3.   Investment Company Act File Number:   811-3906

          Securities Act File Number:           2-87490

     4.   Last day of fiscal year for which this notice is filed:

               December 31, 1996

     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:______

     6. Date of termination of issuer's declaration under rule 24f- 2(a)(1), if applicable (see Instruction A.6:


     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

               0



     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

               0

     9. Number and aggregate sale price of securities sold during the fiscal year:


               238,261          $ 4,927,805

     10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               238,261           $ 4,927,805

     11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

               Not applicable

     12.  Calculation of registration fee:

          (i)  Aggregate sale price of securities
               sold during the fiscal year in             $  4,927,805
               reliance on rule 24f-2(from Item 10):  ____________________

          (ii) Aggregate price of shares issued in
               connection with dividend reinvestment   +             0
               plans (from Item 11, if applicable):   ____________________

          (iii)Aggregate price of shares redeemed or
               repurchased during the fiscal year (if   -    2,690,590
               applicable):                           ____________________

          (iv) Aggregate price of shares redeemed or
               repurchased and previously applied as
               a reduction to filing fees pursuant to   +            0
               rule 24e-2 (if applicable):            ____________________





          (v)  Net aggregate price of securities sold
               and issued during the fiscal year in
               reliance on rule 24f-2 [line (I), plus
               line (ii), less line (iii), plus line           2,237,215
               (iv)] (if applicable):                 ____________________

          (vi) Multiplier prescribed by Section 6(b)
               of the Securities Act of 1933 or other
               applicable law or regulation (see        x       1/3300
               Instruction C.6):                      ____________________

          (vii)Fee due [line (I) or line (v)            $       677.94
               multiplied by line (vi)]:              ====================

     13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
          Informal and Other Procedures (17CFR 202.3a).   __x____

          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

               February 18, 1997

                                     SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and title)   \s\ James M. Johnson, Secretary
                                -------------------------------
                                  James M. Johnson, Secretary

     Date: February 24, 1997
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